Related-Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related-Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

9.   RELATED-PARTY TRANSACTIONS

The following represent our significant related-party transactions.  As a result of the Sempra Acquisition, Sempra became a related party and the Sponsor Group ceased to be a related party as of March 9, 2018. In addition, as of the May 16, 2019 closing of the Sempra-Sharyland Transaction, Sharyland became a related party.

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We are not a member of another entity’s consolidated tax group, but our owners’ federal income tax returns include their portion of our results.  Under the terms of a tax sharing agreement among us, Oncor Holdings, Texas Transmission and STH (as successor to EFH Corp.), we are generally obligated to make payments to our owners, pro rata in accordance with their respective membership interests, in an aggregate amount that is substantially equal to the amount of federal income taxes that we would have been required to pay if we were filing our own corporate income tax return.  STH will file a combined Texas margin tax return that includes our results and our share of Texas margin tax payments, which are accounted for as income taxes and calculated as if we were filing our own return.  See discussion in Note 1 to Financial Statements in our 2018 Form 10-K under “Provision in Lieu of Income Taxes.”  Under the “in lieu of” tax concept, all in lieu of tax assets and tax liabilities represent amounts that will eventually be settled with our members.  In the event such amounts are not paid under the tax sharing agreement, it is probable that this regulatory liability will continue to be included in Oncor’s rate setting processes.

Amounts payable to (receivable from) members related to income taxes under the tax sharing agreement and reported on our balance sheets consisted of the following:

	At June 30, 2019			At December 31, 2018
	STH	Texas Transmission	Total	STH	Texas Transmission	Total

Federal income taxes payable (receivable)	$(2)	$(1)	$(3)	$4	$1	$5
Texas margin taxes payable	13	-	13	21	-	21
Net payable (receivable)	$11	$(1)	$10	$25	$1	$26

Cash payments made to (received from) members related to income taxes consisted of the following:

	Six Months Ended June 30, 2019			Six Months Ended June 30, 2018
	STH	Texas Transmission	Total	STH	EFH Corp.	Texas Transmission	Total

Federal income taxes	$27	$6	$33	$29	$(19)	$2	$12
Texas margin taxes	20	-	20	19	-	-	19
Total payments (receipts)	$47	$6	$53	$48	$(19)	$2	$31

See Note 7 for information regarding distributions to and capital contributions from members, including an aggregate of $1,330 million in capital contributions received from members to fund the InfraREIT Acquisition and certain expenses.

•	From the May 16, 2019 InfraREIT Acquisition date through June 30, 2019, Sharyland provided wholesale transmission service to Oncor in the amount of $2 million.

12.   RELATED-PARTY TRANSACTIONS

The following represent our significant related-party transactions and related matters.  As a result of the EFH Bankruptcy Proceedings, EFH Corp. subsidiaries discontinued providing us administrative services after 2016. As a result of the Vistra Spin-Off, Vistra and its subsidiaries, including Luminant and TXU Energy, ceased to be related parties as of October 3, 2016.

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We recorded revenue from TCEH, principally for electricity delivery fees, which totaled $715 million for the period January 1, 2016 through October 2, 2016.  The fees are based on rates regulated by the PUCT that apply to all REPs.

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EFH Corp. subsidiaries charged us for certain administrative services at cost in 2016.  Our payments to EFH Corp. subsidiaries for administrative services, which are primarily reported in operation and maintenance expenses, totaled $1 million for 2016.  We also charged each other for shared facilities at cost.  Our payments to EFH Corp. subsidiaries for shared facilities totaled $3 million for 2016.  Payments we received from EFH Corp. subsidiaries related to shared facilities totaled $1 million for 2016.

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We are not a member of another entity’s consolidated tax group, but our owners’ federal income tax returns include their portion of our results.  Under the terms of a tax sharing agreement among us, Oncor Holdings, Texas Transmission and STH (as successor to EFH Corp.), we are generally obligated to make payments to our owners, pro rata in accordance with their respective membership interests, in an aggregate amount that is substantially equal to the amount of federal income taxes that we would have been required to pay if we were filing our own corporate income tax return.  STH will file a combined Texas Margin tax return which includes our results and our share of Texas margin tax payments, which are accounted for as income taxes and calculated as if we were filing our own return.  See discussion in Note 1 under “Provision in Lieu of Income Taxes.”  Under the “in lieu of” tax concept, all in lieu of tax assets and tax liabilities represent amounts that will eventually be settled with our members.  In the event such amounts are not paid under the tax sharing agreement, it is probable that this regulatory liability will continue to be included in Oncor’s rate setting processes.

Amounts payable to (receivable from) members related to income taxes under the agreement and reported on our balance sheet consisted of the following:

	At December 31, 2018			At December 31, 2017
	STH	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total

Federal income taxes payable (receivable)	$4	$1	$5	$(21)	$(5)	$(26)
Texas margin taxes payable	21	-	21	21	-	21
Net payable (receivable)	$25	$1	$26	$-	$(5)	$(5)

Cash payments made to (received from) members related to income taxes consisted of the following:

	Year Ended December 31, 2018				Year Ended December 31, 2017			Year Ended December 31, 2016
	STH	EFH Corp.	Texas Transm.	Total	EFH Corp.	Texas Transm.	Total	EFH Corp.

Federal income taxes	$59	$(19)	$10	$50	$(102)	$(12)	$(114)	$-
Texas margin taxes	21	-	-	21	20	-	20	20
Total payments (receipts)	$80	$(19)	$10	$71	$(82)	$(12)	$(94)	$20

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As of March 8, 2018, approximately 16% of the equity in an existing vendor of the company was owned by a member of the Sponsor Group.  As a result of the Sempra Acquisition, the Sponsor Group ceased to be a related party as of March 9, 2018.  During 2018, 2017 and 2016, this vendor performed transmission and distribution system construction and maintenance services for us.  Cash payments were made for such services to this vendor and/or its subsidiaries totaling $35 million dollars for the year-to-date period ended March 8, 2018, of which approximately $33 million was capitalized and $2 million was recorded as an operation and maintenance expense.  Cash payments were made for such services to this vendor and/or its subsidiaries totaling $219 million for 2017, of which approximately $210 million was capitalized and $9 million recorded as an operation and maintenance expense, and $188 million for 2016, of which approximately $180 million was capitalized and $8 million recorded as an operation and maintenance expense.  At December 31, 2017, we had outstanding trade payables to this vendor of $7 million.

See Notes 1, 5, 9 and 10 for information regarding the tax sharing agreement, distributions to members and our participation in the Vistra Retirement Plan.